BUSINESS COMBINATIONS	12 Months Ended
Aug. 31, 2013
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
2013 Acquisitions: In August 2013, Monsanto acquired certain assets and manufacturing capabilities of Dieckmann GmbH & Co. KG, a business based in Germany which specializes in the breeding of oilseed rape and rye seeds. The acquisition, which qualifies as a business under the Business Combinations topic of the ASC, is expected to complement Monsanto's existing activities in the breeding, production and marketing of oilseed rape in Europe. Acquisition costs were approximately $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations.  The total fair value and cash paid for the acquisition was $30 million. The fair value of the acquisition was primarily allocated to goodwill and intangibles.  The primary item that generated goodwill was the premium paid by the company for the right to control the acquired business and technology.  The goodwill is deductible for tax purposes.
In June 2013, Monsanto acquired 100 percent of the outstanding stock of GrassRoots Biotechnology, Inc., a business based in Durham, North Carolina that is focused on gene expression and other agriculture technologies. The acquisition of the company, which qualifies as a business under the Business Combinations topic of the ASC, is expected to complement Monsanto's existing research platforms. Acquisition costs were less than $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations. The total fair value and cash paid for the acquisition was $15 million (net of cash acquired). The fair value of the acquisition was primarily allocated to goodwill and intangibles. The primary item that generated goodwill was the premium paid by the company for the right to control the acquired business and technology. The goodwill is not deductible for tax purposes.
In March 2013, Monsanto acquired substantially all of the assets of Rosetta Green Ltd., a business based in Israel which specializes in the identification and use of unique genes to guide key processes in major crops including corn, soybeans and cotton. The acquisition of the company, which qualifies as a business under the Business Combinations topic of the ASC, is expected to complement Monsanto's existing research platforms. Acquisition costs were less than $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations. The total fair value and cash paid for the acquisition was $35 million. The fair value of the acquisition was primarily allocated to goodwill and intangibles. The primary item that generated goodwill was the premium paid by the company for the right to control the acquired business and technology. The goodwill is deductible for tax purposes.
In January 2013, Monsanto acquired select assets of Agradis, Inc., a business focused on developing sustainable agricultural solutions. The acquisition, which qualifies as a business under the Business Combinations topic of the ASC, is intended to support Monsanto's efforts to provide farmers with sustainable biological products to improve crop health and productivity. Acquisition costs incurred were less than $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations. The total cash paid and the fair value of the acquisition was $85 million, and the purchase price was primarily allocated to goodwill and intangibles. The primary item that generated goodwill was the premium paid by the company for the right to control the acquired business and technology. The goodwill is deductible for tax purposes.
For the acquisitions described above, the business operations and employees of the acquired entities were included in the Seeds and Genomics reportable segment results upon acquisition. The estimated fair values of the assets and liabilities, summarized in the table below, of the acquired entities represent the preliminary purchase price allocations. The allocations of the acquired entities will be finalized as soon as the information becomes available, however, not to exceed one year from the acquisition dates.

(Dollars in millions)	2013 Aggregate Acquisitions
Current Assets	$6
Property, Plant and Equipment	4
Goodwill(1)	110
Other Intangible Assets	12
Acquired In-process Research and Development	45
Other Assets	2
Total Assets Acquired	179
Current Liabilities	7
Other Liabilities	1
Total Liabilities Assumed	8
Net Assets Acquired	$171
Supplemental Information:
Net assets acquired	$171
Cash acquired	6
Cash paid, net of cash acquired	$165

(1)	The total amount of goodwill that is deductible for tax purpose is $95 million.
Pro forma information related to the 2013 acquisitions is not presented because the impact of these acquisitions, either individually or in the aggregate, on Monsanto’s consolidated results of operations is not expected to be significant.
The following table presents details of the definite life acquired identifiable intangible assets:

(Dollars in millions)	Weighted-Average Life (Years)	Useful Life (Years)	Aggregate Acquisitions
Acquired Germplasm	11	7-13	$6
Acquired Intellectual Property	17	17-18	4
Customer Relationships	12	12	2
Other Intangible Assets			$12

2012 Acquisitions: In June 2012, Monsanto acquired 100 percent of the outstanding stock of Precision Planting, Inc., a planting technology developer based in Tremont, Illinois. Precision Planting develops technology to improve yields through on-farm planting performance. The acquisition of the company will become part of Monsanto’s Integrated Farming Systems unit, which utilizes advanced agronomic practices, seed genetics and innovative on-farm technology to deliver optimal yield to farmers while using fewer resources. Acquisition costs incurred in fiscal year 2012 were less than $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations. The acquisition of Precision Planting qualifies as a business under the Business Combinations topic of the ASC. The total fair value of the acquisition was $255 million, including contingent consideration of $39 million, and the total cash paid for the acquisition was $209 million (net of cash acquired). The fair value was primarily allocated to goodwill and intangibles. The primary item that generated goodwill was the premium paid by the company for the right to control the acquired business and technology. The goodwill is deductible for tax purposes. The contingent consideration is to be paid in cash if certain operational and financial milestones are met on or before Aug. 31, 2020, up to a maximum target of $40 million. The estimated acquisition date fair value of the long-term other liability for the contingent consideration reflects a discount at a credit adjusted risk-free interest rate for the expected timing of each payment. See Note 16 —Fair Value Measurements — for further information.
In September 2011, Monsanto acquired 100 percent of the outstanding stock of Beeologics, a technology start-up business based in Israel, which researches and develops biological tools to provide targeted control of pests and diseases. The acquisition of the company, which qualifies as a business under the Business Combinations topic of the ASC, will allow Monsanto to further explore the use of biologicals broadly in agriculture to provide farmers with innovative approaches to the challenges they face. Monsanto intends to use the base technology from Beeologics as a part of its continuing discovery and development pipeline. Acquisition costs were approximately $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations. The total cash paid and the fair value of the acquisition was $113 million (net of cash acquired), and it was primarily allocated to goodwill and intangibles. The primary item that generated goodwill was the premium paid by the company for the right to control the acquired business and technology. The goodwill is deductible for tax purposes.

For the fiscal year 2012 acquisitions described above, the business operations and employees of the acquired entities were included in the Seeds and Genomics segment results upon acquisition. There have been no significant changes to the purchase price allocations.
Pro forma information related to the 2012 acquisitions is not presented because the impact of these acquisitions, either individually or in the aggregate, on Monsanto’s consolidated results of operations is not expected to be significant.
2011 Acquisitions: In February 2011, Monsanto acquired 100 percent of the outstanding stock of Divergence, Inc., a biotechnology research and development company located in St. Louis, Missouri. Acquisition costs were less than $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations. The total cash paid and the fair value of the acquisition was $71 million (net of cash acquired), and the purchase price was primarily allocated to intangibles and goodwill. The primary items that generated the goodwill were the premium paid by the company for the right to control the business acquired and the value of the acquired assembled workforce. The goodwill is not deductible for tax purposes.
In December 2010, Monsanto acquired 100 percent of the outstanding stock of Pannon Seeds, a seed processing plant located in Hungary, from IKR Production Development and Commercial Corporation. The acquisition of this plant, which qualifies as a business under the Business Combinations topic of the ASC, allows Monsanto to reduce third party seed production in Hungary. Acquisition costs were less than $1 million and were classified as selling, general and administrative expenses in the Statements of Consolidated Operations. The total fair value of the acquisition was $32 million, and the purchase price was primarily allocated to fixed assets and goodwill. This fair value includes $28 million of cash paid (net of cash acquired) and $4 million related to assumed liabilities. The primary items that generated the goodwill were the premium paid by the company for the right to control the business acquired and the value of the acquired assembled workforce. The goodwill is not deductible for tax purposes.
For the fiscal year 2011 acquisitions described above, the business operations and employees of the acquired entities were included in the Seeds and Genomics segment results upon acquisition. These acquisitions were accounted for as business combinations. Accordingly, the assets and liabilities of the acquired entities were recorded at their estimated fair values at the dates of the acquisitions. There have been no significant changes to the purchase price allocations.

Pro forma information related to the 2011 acquisitions is not presented because the impact of these acquisitions, either individually or in the aggregate, on Monsanto’s consolidated results of operations is not expected to be significant.